Risk Management and Fair Values (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Liabilities:
Warrant liabilities
Recurring fair value measurement [Member] | Level 2 [member]
Liabilities:
Warrant liabilities